Basis of preparation of the Consolidated financial statements	12 Months Ended
Dec. 31, 2018
Disclosure of basis of preparation of consolidated annual accounts [abstract]
Basis of preparation of the Consolidated financial statements

Basis of preparation of the Consolidated financial statements

The ING Group Consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board for purposes of reporting with the U.S. Securities and Exchange Commission (SEC), including financial information contained in this Annual report on Form 20-F. The term ‘IFRS-IASB’ is used to refer to International Financial Reporting Standards as issued by the International Accounting Standards Board, including the decisions ING Group made with regard to the options available under IFRS-IASB.

ING Group’s accounting policies under IFRS-IASB and its decision on the options available are included in the section ‘Principles of valuation and determination of results’ below. Except for the options included above, the principles in section ‘Principles of valuation and determination of results’ are IFRS-IASB and do not include other significant accounting policy choices made by ING. The accounting policies that are most significant to ING are included in section ‘Significant judgements and critical accounting estimates and assumptions’.

The ING Group Consolidated financial statements have been prepared on a going concern basis.

Amounts may not add up due to rounding.

Reconciliation between IFRS-EU and IFRS-IASB

The published 2018 Annual Accounts of ING Group are prepared in accordance with IFRS-EU. IFRS-EU refers to International Financial Reporting Standards (‘IFRS’) as adopted by the European Union (EU), including the decisions ING Group made with regard to the options available under IFRS as adopted by the EU. IFRS-EU differs from IFRS-IASB in respect of certain paragraphs in IAS 39 ‘Financial Instruments: Recognition and Measurement’ regarding hedge accounting for portfolio hedges of interest rate risk.

Under IFRS-EU, ING Group applies fair value hedge accounting for portfolio hedges of interest rate risk (fair value macro hedges) in accordance with the EU carve-out version of IAS 39. Under the EU IAS 39 carve-out, hedge accounting may be applied, in respect of fair value macro hedges, to core deposits and hedge ineffectiveness is only recognised when the revised estimate of the amount of cash flows in scheduled time buckets falls below the original designated amount of that bucket and is not recognised when the revised amount of cash flows in scheduled time buckets is more than the original designated amount. Under IFRS-IASB, hedge accounting for fair value macro hedges cannot be applied to core deposits and ineffectiveness arises whenever the revised estimate of the amount of cash flows in scheduled time buckets is either more or less than the original designated amount of that bucket.

This information is prepared by reversing the hedge accounting impacts that are applied under the EU ‘carve-out’ version of IAS 39. Financial information under IFRS-IASB accordingly does not take account of the possibility that had ING Group applied IFRS-IASB as its primary accounting framework it might have applied alternative hedge strategies where those alternative hedge strategies could have qualified for IFRS-IASB compliant hedge accounting. These decisions could have resulted in different shareholders’ equity and net result amounts compared to those indicated in this Annual Report on Form 20-F.

A reconciliation between IFRS-EU and IFRS-IASB is included below.

Both IFRS-EU and IFRS-IASB differ in several areas from accounting principles generally accepted in the United States of America (US GAAP).